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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Amelia Peabody Foundation
                 -------------------------------
   Address:       One Hollis Street
                 -------------------------------
                  Wellesley, MA 02482
                 -------------------------------

Form 13F File Number:  28-05989
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Margaret St. Clair
         -------------------------------
Title:    Trustee
         -------------------------------
Phone:    781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Margaret St. Clair     Wellesley, Massachusetts       May 11, 2006
  ----------------------   ----------------------------   ----------------
       [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            5
                                        --------------------

Form 13F Information Table Entry Total:       66
                                        --------------------

Form 13F Information Table Value Total:       $90,868
                                        --------------------
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number          Name

      1.             28-05999                Bayard D. Waring
    ------       -----------------         ----------------------------

      2.             28-05991                Margaret N. St. Clair
    ------       -----------------         ----------------------------

      3.             28-05993                Philip B. Waring
    ------       -----------------         ----------------------------

      4.             28-05995                Deborah Carlson
    ------       -----------------         ----------------------------

      5.             28-05997                Thomas B. St. Clair
    ------       -----------------         ----------------------------
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                      AMELIA PEABODY FOUNDATION
                      FORM 13F INFORMATION TABLE
                     QUARTER ENDED MARCH 31, 2006


      COLUMN 1              COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------ ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------ ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ADVANCED MICRO DEVICES
INC                          COMMON        007903107  1,161      35,000  SH          OTHER   1,2,3,4,5        35,000    0     0
ALLIANCE RESOURCE
PARTNERS                 UT LTD PARTNER    01877R108    542      15,000  SH          OTHER   1,2,3,4,5        15,000    0     0
AMERICAN CAP STRATEGIES
LTD                          COMMON        024937104  1,406      40,000  SH          OTHER   1,2,3,4,5        40,000    0     0
AMERIGAS PARTNERS LP         COMMON        030975106  1,945      65,000  SH          OTHER   1,2,3,4,5        65,000    0     0
APPLE COMPUTER INC           COMMON        037833100  1,254      20,000  SH          OTHER   1,2,3,4,5        20,000    0     0
APPLIED MATERIALS INC        COMMON        038222105    438      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
AQUA AMERICA INC             COMMON        03836W103    974      35,000  SH          OTHER   1,2,3,4,5        35,000    0     0
AT & T INC                   COMMON        00206R102    676      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
BANK AMERICA CORP            COMMON        060505104  1,822      40,000  SH          OTHER   1,2,3,4,5        40,000    0     0
BHP BILLITON LTD ADR         COMMON        088606108  2,989      75,000  SH          OTHER   1,2,3,4,5        75,000    0     0
BLUE COAT SYSTEMS INC        COMMON        09534T508    544      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
BUCKEYE PARTNERS LP      UT LTD PARTNER    118230101    427      10,000  SH          OTHER   1,2,3,4,5        10,000    0     0
CA INC                       COMMON        12673P105      5         192  SH          OTHER   1,2,3,4,5           192    0     0
CAMECO CORP                  COMMON        13321L108    360      10,000  SH          OTHER   1,2,3,4,5        10,000    0     0
CATERPILLAR INC              COMMON        149123101  3,591      50,000  SH          OTHER   1,2,3,4,5        50,000    0     0
CEMEX SOUTH AMERICA-
SPONSORED                    COMMON        151290889  2,938      45,000  SH          OTHER   1,2,3,4,5        45,000    0     0
CHESAPEAKE ENERGY CORP       COMMON        165167107    314      10,000  SH          OTHER   1,2,3,4,5        10,000    0     0
CITIGROUP INC                COMMON        172967101  1,181      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
CORNING INC                  COMMON        219350105  1,346      50,000  SH          OTHER   1,2,3,4,5        50,000    0     0
DOMINION RES BLACK
WARRIOR TR                UNIT BEN INT     25746Q108  1,388      35,000  SH          OTHER   1,2,3,4,5        35,000    0     0
DOMINION RESOURCES INC
VA                           COMMON        25746U109  1,381      20,000  SH          OTHER   1,2,3,4,5        20,000    0     0
DUKE ENERGY CORP             COMMON        264399106  2,478      85,000  SH          OTHER   1,2,3,4,5        85,000    0     0
EMERSON ELEC CO              COMMON        291011104  1,254      15,000  SH          OTHER   1,2,3,4,5        15,000    0     0
ENERPLUS RESOURCES FUND    UNIT TRUST      29274D604  2,522      50,000  SH          OTHER   1,2,3,4,5        50,000    0     0
FRONTLINE LTD                COMMON        G3682E127    670      20,000  SH          OTHER   1,2,3,4,5        20,000    0     0
GENERAL ELECTRIC CORP        COMMON        369604103    870      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
GREAT PLAINS ENERGY INC      COMMON        391164100    845      30,000  SH          OTHER   1,2,3,4,5        30,000    0     0
HEALTHCARE RLTY TR INC       COMMON        421946104    748      20,000  SH          OTHER   1,2,3,4,5        20,000    0     0
HELIX ENERGY SOLUTIONS
GROUP I                      COMMON        42330P107    379      10,000  SH          OTHER   1,2,3,4,5        10,000    0     0

ING GROEP NV SPONS ADR       COMMON        456837103  2,018      51,219  SH          OTHER   1,2,3,4,5        51,219    0     0
ISHARES                    MSCI JAPAN      464286848    936      65,000  SH          OTHER   1,2,3,4,5        65,000    0     0
ISHARES                  MSCI SINGAPORE    464286673    220      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
JOHNSON & JOHNSON            COMMON        478160104  2,369      40,000  SH          OTHER   1,2,3,4,5        40,000    0     0
JP MORGAN CHASE & CO         COMMON        46625H100  1,457      35,000  SH          OTHER   1,2,3,4,5        35,000    0     0
KINDER MORGAN ENERGY
PARTNERS                 UT LTD PARTNER    494550106  1,205      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
LAZARD GLOBAL TOT RT
& INC                        COMMON        52106W103  1,172      60,000  SH          OTHER   1,2,3,4,5        60,000    0     0
LAZARD LTD CLASS A           COMMON        G54050102  1,770      40,000  SH          OTHER   1,2,3,4,5        40,000    0     0
MOTOROLA INC                 COMMON        620076109  1,489      65,000  SH          OTHER   1,2,3,4,5        65,000    0     0
NABORS INDUSTRIES LTD        COMMON        G6359F103  1,790      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
NORAM ENERGY CORP
6.000% 3                      SDCV         655419AC3  2,042   2,094,350  PRN         OTHER   1,2,3,4,5     2,094,350    0     0
NOVARTIS AG SPONSORED
ADR                          COMMON        66987V109  1,940      35,000  SH          OTHER   1,2,3,4,5        35,000    0     0
PEABODY ENERGY CORP          COMMON        704549104  3,529      70,000  SH          OTHER   1,2,3,4,5        70,000    0     0
PENGROWTH ENERGY TRUST    TRUST UNIT A     706902301    231      10,000  SH          OTHER   1,2,3,4,5        10,000    0     0
PETROFUND ENERGY TRUST       COMMON        71648W108  1,750      80,000  SH          OTHER   1,2,3,4,5        80,000    0     0
PROCTER & GAMBLE CO          COMMON        742718109  3,170      55,000  SH          OTHER   1,2,3,4,5        55,000    0     0
RITE AID CORP                COMMON        767754104    200      50,000  SH          OTHER   1,2,3,4,5        50,000    0     0
SCHLUMBERGER LTD             COMMON        806857108  1,899      15,000  SH          OTHER   1,2,3,4,5        15,000    0     0
SENIOR HOUSING
PROPERTIES TRUS              COMMON        81721M109    543      30,000  SH          OTHER   1,2,3,4,5        30,000    0     0
SHIP FINANCE
INTERNATIONAL LTD            COMMON        G81075106     69       4,000  SH          OTHER   1,2,3,4,5         4,000    0     0
ST JUDE MEDICAL INC          COMMON        790849103  1,230      30,000  SH          OTHER   1,2,3,4,5        30,000    0     0
STREETTRACKS GOLD
TRUST                       GOLD SHS       863307104  1,743      30,000  SH          OTHER   1,2,3,4,5        30,000    0     0
SUNCOR ENERGY INC            COMMON        867229106  1,926      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
TAIWAN SEMICONDUCTOR
SPONS ADR                    COMMON        874039100    553      55,000  SH          OTHER   1,2,3,4,5        55,000    0     0
TECO ENERGY INC              COMMON        872375100    322      20,000  SH          OTHER   1,2,3,4,5        20,000    0     0
TEVA PHARMACEUTICAL
INDS LTD A                   COMMON        881624209  2,059      50,000  SH          OTHER   1,2,3,4,5        50,000    0     0
TEXAS INSTRUMENTS INC        COMMON        882508104  1,786      55,000  SH          OTHER   1,2,3,4,5        55,000    0     0
TRANSCANADA CORP             COMMON        89353D107    145       5,000  SH          OTHER   1,2,3,4,5         5,000    0     0
UBS AG-REG                   COMMON        H8920M855  4,399      40,000  SH          OTHER   1,2,3,4,5        40,000    0     0
UNITED PARCEL SERVICE-
CLASS B                      COMMON        911312106  1,985      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
UNITED TECHNOLOGIES
CORP                         COMMON        913017109  1,449      25,000  SH          OTHER   1,2,3,4,5        20,000    0     0
UNITEDHEALTH GROUP INC       COMMON        91324P102  2,514      45,000  SH          OTHER   1,2,3,4,5        45,000    0     0
VALERO ENERGY CORP           COMMON        91913Y100  1,196      20,000  SH          OTHER   1,2,3,4,5        20,000    0     0
VERIZON COMMUNICATIONS       COMMON        92343V104  1,192      35,000  SH          OTHER   1,2,3,4,5        35,000    0     0
XCEL ENERGY INC              COMMON        98389B100    454      25,000  SH          OTHER   1,2,3,4,5        25,000    0     0
XTO ENERGY INC               COMMON        98385X106    654      15,000  SH          OTHER   1,2,3,4,5        15,000    0     0
ZIMMER HLDGS INC             COMMON        98956P102  1,014      15,000  SH          OTHER   1,2,3,4,5        15,000    0     0
                                                     90,868